FAIR VALUE	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
FAIR VALUE
FAIR VALUE

NOTE 9 – FAIR VALUE

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability between market participants in the principal or in the most advantageous market when no principal market exists. The fair value measurements accounting guidance emphasizes that fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability (market participants are assumed to be independent, knowledgeable, able and willing to transact an exchange and not under duress). In considering market participant assumptions in fair value measurements, a three-tier fair value hierarchy for measuring fair value was established which prioritizes the inputs used in measuring fair value as follows:

Level 1 inputs utilize observable market data in active markets for identical assets or liabilities.

Level 2 inputs consist of observable market data, other than that included in Level 1, that is either directly or indirectly observable.

Level 3 inputs consist of unobservable market data which is typically based on an entity’s own assumptions of what a market participant would use in pricing an asset or liability as there is little, if any, related market activity.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety.  The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Marketable Securities

We hold marketable securities in connection with the directors’ and executives’ elective deferred compensation plans which consist of investments in stock funds, bond funds and money market funds. These securities are classified as available-for-sale and are measured at fair value on a recurring basis. The estimated fair value of the investments is included in other noncurrent assets on our consolidated statements of financial position. The unrealized gains are reported as a component of accumulated other comprehensive income. Changes in the net unrealized gains or losses are reported as a component of comprehensive income. The carrying amounts and fair values of our marketable securities are as follows (thousands):

	As of March 31, 2016		As of December 31, 2015
	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
Marketable securities	$859	$966	$1,022	$1,151

The estimated fair value of the investments is based upon their active market value (Level 1 inputs) and is included in other noncurrent assets on our consolidated statements of financial position. The unrealized gains at March 31, 2016 and December 31, 2015 are reported as a component of accumulated other comprehensive income as of those dates.

Debt

The fair values of debt were estimated using discounted cash flow analyses based on our current incremental borrowings rates for similar types of borrowing arrangements. These valuation assumptions utilize observable inputs based on market data obtained from independent sources and are therefore considered Level 2 inputs (quoted prices for similar assets, liabilities (adjusted) and market corroborated inputs). The carrying amounts and fair values of our debt are as follows (thousands):

	As of March 31, 2016		As of December 31, 2015
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Total debt	$3,375,431	$3,797,978	$3,371,679	$3,616,946

NOTE 6—FAIR VALUE

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability between market participants in the principal market, or in the most advantageous market when no principal market exists. The fair value measurements accounting guidance emphasizes that fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability (market participants are assumed to be independent, knowledgeable, able and willing to transact an exchange and not under duress). In considering market participant assumptions in fair value measurements, a three-tier fair value hierarchy for measuring fair value was established which prioritizes the inputs used in measuring fair value as follows:

Level 1 inputs utilize observable market data in active markets for identical assets or liabilities.

Level 2 inputs consist of observable market data, other than that included in Level 1, that is either directly or indirectly observable.

Level 3 inputs consist of unobservable market data which is typically based on an entity’s own assumptions of what a market participant would use in pricing an asset or liability as there is little, if any, related market activity.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Marketable Securities

We hold marketable securities in connection with the directors’ and executives’ elective deferred compensation plans which consist of investments in stock funds, bond funds and money market funds. These securities are classified as available-for-sale and are measured at fair value on a recurring basis. The estimated fair value of the investments is included in other noncurrent assets on our consolidated statements of financial position. The unrealized gains are reported as a component of accumulated other comprehensive income. Changes in the net unrealized gains or losses are reported as a component of comprehensive income. The carrying amounts and fair values of our marketable securities are as follows (thousands):

	As of December 31, 2015		As of December 31, 2014
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Marketable securities	$1,022	$1,151	$1,095	$1,349

The estimated fair value of the investments is based upon their active market value (Level 1 inputs) and is included in other noncurrent assets on our consolidated statements of financial position. The unrealized gains at December 31, 2015 and December 31, 2014 are reported as a component of accumulated other comprehensive income as of those dates. Changes in the net unrealized gains or losses are reported as a component of comprehensive income.

Debt

The fair values of debt were estimated using discounted cash flow analyses based on our current incremental borrowing rates for similar types of borrowing arrangements. These valuation assumptions utilize observable inputs based on market data obtained from independent sources and are therefore considered Level 2 inputs (quoted prices for similar assets, liabilities (adjusted) and market corroborated inputs). The carrying amounts and fair values of our debt are as follows (thousands):

	2015		2014
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Total debt	$3,371,679	$3,616,946	$3,242,470	$3,716,513